Consolidated Statements of Financial Position € in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Current assets:
Cash and cash equivalents	$ 12,124	$ 22,036
Derivative financial instruments	709	5,315
Derivative credit support payments	619	11,470
Trade receivables, net	48,119	55,873
Other receivables, net	57,937	65,121
Inventories	227,638	189,989
Prepaid expenses and other current assets	14,308	16,194
Income taxes receivable	22,802	6,901
Total current assets	384,256	372,899
Noncurrent assets:
Derivative financial instruments	0	2,071
Derivative credit support payments	3,770	0
Property, plant, equipment and mineral deposits, net	851,733	801,031
Right-of-use assets	64,688	61,441
Other assets	10,076	6,586
Intangible assets, net	30,167	33,213
Goodwill	221,562	221,562
Total noncurrent assets	1,181,996	1,125,904
Total assets	1,566,252	1,498,803
Current liabilities:
Accounts payable	139,831	151,229
Related party payables	8,727	11,467
Accrued expenses	24,879	20,757
Derivative financial instruments	1,014	10,512
Derivative credit support receipts	304	5,061
Provisions	10,081	10,452
Contract liabilities	6,344	1,090
Income taxes payable	1,872	1,999
Short-term borrowings, including accrued interest	33,608	267,670
Lease liabilities	12,386	11,737
Total current liabilities	239,046	491,974
Noncurrent liabilities:
Long-term borrowings	358,222	76,262
Lease liabilities	55,967	53,744
Retirement benefit obligations	5,117	4,310
Derivative financial instruments	8,418	0
Derivative credit support receipts	0	2,081
Provisions	50,926	55,302
Contract liabilities	0	868
Other noncurrent liabilities	330	114
Deferred income tax liability	98,212	94,377
Total noncurrent liabilities	577,192	287,058
Total liabilities	816,238	779,032
Stockholder's equity:
Common stock	1,753,625	25,219
Share premium	852,282	168,791
Capital reserves	4,039	4,039
Retained earnings	597,296	518,621
Common control reserve	(2,460,630)	0
Accumulated other comprehensive income	3,402	3,101
Total stockholder's equity	750,014	719,771
Total liabilities and stockholder's equity	$ 1,566,252	$ 1,498,803